Trade Accounts Receivable (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jan. 31, 2022
Trade Accounts Receivable
Unbilled Receivables, Current	$ 0.9	$ 0.5
Percentage of account receivable	10.00%	10.00%